REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 11,640,541	$ 9,362,521	$ 4,884,015
Passengers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,215,148	7,636,429	3,342,381
Cargo
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,425,393	$ 1,726,092	$ 1,541,634